FEDERATED TOTAL RETURN BOND FUND
FEDERATED LIMITED DURATION FUND
FEDERATED MORTGAGE FUND
FEDERATED ULTRASHORT BOND FUND
(Portfolios of Federated Total Return Series, Inc.)
Supplement to Prospectuses dated October 27, 1998 and November 30, 1998



At a meeting to be held on March 26, 1999, shareholders of the Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of April 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider proposals:

         1)   To elect nine Directors.

         2)   To ratify the selection of the Fund's independent auditors.




                                                                January 22, 1999




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Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 31428Q101
Cusip 31428Q507
Cusip 31428Q408
Cusip 31428Q309
Cusip 31428Q887
Cusip 31428Q804
Cusip 31428Q606
G02549-02 (1/99)